Related Parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Other Demand Deposits Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		$ 686,084	$ 1,220,905
Results With Parent Company		0	0	$ 0
Financial assets pledged as collateral [member]
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		56,681	0
Results With Parent Company		0	0	0
Other Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		526,899	1,023,511
Results With Parent Company		0	0	0
Other Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		26,274,291	41,268,916
Results With Parent Company		13,187,626	7,838,054	2,122,487
Derivative Financial Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		11,079	0
Results With Parent Company		22,175	1,165,030	1,134,491
Securities In Custody Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[1]	184,347,603	176,945,998
Results With Parent Company	[1]	0	0	0
Derivative Instruments Notional Amount Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		1,932,874	0
Results With Parent Company		0	0	0
Securities Granted Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[2]	2,308,001	2,648,230
Results With Parent Company	[2]	9,752	15,172	17,512
Guarantees Received Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		2,724,690	2,768,006
Results With Parent Company		$ 0	$ 0	$ 0

[1]	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
[2]	These balances represent commercial guarantees granted.